SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio^
PORTFOLIO OF INVESTMENTS  — September 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 0.5%
Banks — 0.5%
Commonwealth Bank of Australia
5.07%, 09/14/2028* (cost $7,851,058)	$ 5,890,000	$ 6,078,524
ASSET BACKED SECURITIES — 4.1%
Auto Loan Receivables — 0.5%
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3 5.33%, 11/20/2029*	5,885,000	5,954,378
Other Asset Backed Securities — 3.6%
720 East CLO VIII, Ltd. FRS
Series 2025-8A, Class A1 5.39%, (TSFR3M+1.31%), 07/20/2038*	6,080,000	6,101,797
AGL CLO, Ltd. FRS
Series 2025-44A, Class A 5.10%, (TSFR3M+1.15%), 10/22/2037*	5,400,000	5,317,375
CARLYLE US CLO, Ltd. FRS
Series 2021-8A, Class A1R 5.25%, (TSFR3M+1.27%), 10/15/2038*	5,825,000	5,841,496
Diameter Capital CLO 10, Ltd. FRS
Series 2025-10A, Class A 5.60%, (TSFR3M+1.31%), 04/20/2038*	3,760,000	3,770,419
Diameter Capital Clo 2, Ltd. FRS
Series 2021-2A, Class A1R 5.71%, (TSFR3M+1.39%), 10/15/2037*	4,860,000	4,873,020
Generate CLO 9, Ltd. FRS
Series 9A, Class AR 5.68%, (TSFR3M+1.35%), 01/20/2038*	4,150,601	4,174,305
Morgan Stanley Eaton Vance CLO, Ltd. FRS
Series 2021-1A, Class A1R 5.23%, (TSFR3M+1.29%), 10/23/2037*	5,250,000	5,262,794
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A 5.00%, 09/15/2048*	6,098,000	6,103,941
		41,445,147
Total Asset Backed Securities (cost $46,801,427)		47,399,525
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.0%
Commercial and Residential — 5.3%
Angel Oak Mtg. Trust VRS
Series 2019-6, Class A1 2.62%, 11/25/2059*(1)	50,982	50,196
BANK5
Series 2024-5YR7, Class A3 5.77%, 06/15/2057	1,000,000	1,043,670
Series 2024-5YR11, Class A3 5.89%, 11/15/2057	1,133,564	1,192,255
BMARK VRS
Series 2023-V4, Class A3 6.84%, 11/15/2056(1)	5,525,000	5,868,749
BRAVO Residential Funding Trust
Series 2025-NQM7, Class A1A 5.46%, 07/25/2065*	4,194,074	4,226,798
BSTN Commercial Mtg. Trust VRS
Series 2025-1C, Class A 5.55%, 06/15/2044*(1)	3,500,000	3,591,766
BX Commercial Mtg. Trust FRS
Series 2025-BCAT, Class A 5.53%, (TSFR1M+1.38%), 08/15/2042*	2,874,854	2,877,550
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
BX Trust FRS
Series 2025-ROIC, Class A 5.29%, (TSFR1M+1.14%), 03/15/2030*	$ 3,984,460	$ 3,975,744
COLT Mtg. Loan Trust
Series 2025-7, Class A1 5.47%, 06/25/2070*	4,156,568	4,190,719
COMM Mtg. Trust
Series 2024-277P, Class A 6.34%, 08/10/2044*	4,000,000	4,215,517
Durst Commercial Mtg. Trust VRS
Series 2025-151, Class A 5.32%, 08/10/2042*(1)	3,650,000	3,717,592
Series 2025-151, Class B 5.77%, 08/10/2042*(1)	1,850,000	1,884,629
Flagstar Mtg. Trust VRS
Series 2018-3INV, Class A3 4.00%, 05/25/2048*(1)	611,646	570,833
Houston Galleria Mall Trust VRS
Series 2025-HGLR, Class A 5.64%, 02/05/2045*(1)	1,155,000	1,194,264
IRV Trust VRS
Series 2025-200P, Class A 5.47%, 03/14/2047*(1)	4,000,000	4,088,751
KRE Commercial Mtg. Trust FRS
Series 2025-AIP4, Class A 5.45%, (TSFR1M+1.30%), 03/15/2042*	5,175,000	5,168,531
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(1)	289,002	278,509
RFR Trust VRS
Series 2025-SGRM, Class A 5.56%, 03/11/2041*(1)	6,349,796	6,492,565
ROCK Trust
Series 2024-CNTR, Class B 5.93%, 11/13/2041*	2,700,000	2,790,712
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1 2.75%, 06/25/2057*(1)	306,473	300,216
Series 2018-1, Class A1 3.00%, 01/25/2058*(1)	74,913	74,233
Verus Securitization Trust VRS
Series 2025-1, Class A1 5.62%, 01/25/2070*(1)	3,433,127	3,464,625
		61,258,424
U.S. Government Agency — 2.7%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K516, Class A2 5.48%, 01/25/2029	6,000,000	6,238,459
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K157, Class A2 3.99%, 05/25/2033(1)	1,950,000	1,936,066
Series K758, Class A2 4.68%, 10/25/2031(1)	1,775,000	1,818,731
Federal Home Loan Mtg. Corp. REMIC
Series 4146, Class AB 1.13%, 12/15/2027	222,623	217,361
Series 4142, Class PT 1.25%, 12/15/2027	185,574	181,046
Series 5170, Class DP 2.00%, 07/25/2050	3,488,824	3,064,152

SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio^
PORTFOLIO OF INVESTMENTS  — September 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 4654, Class KA 3.00%, 06/15/2045	$ 1,551,712	$ 1,500,075
Series 3967, Class ZP 4.00%, 09/15/2041	1,463,218	1,421,278
Series 4809, Class CZ 4.00%, 07/15/2048	1,307,621	1,242,962
Federal Home Loan Mtg. Corp. SCRT
Series 2021-1, Class MTU 2.50%, 09/25/2060	6,251,983	5,127,046
Series 2019-3, Class MA 3.50%, 10/25/2058	665,752	646,309
Federal National Mtg. Assoc. REMIC
Series 2013-9, Class PT 1.25%, 02/25/2028	169,297	164,916
Series 2012-103, Class HB 1.50%, 09/25/2027	466,354	456,226
Series 2020-27, Class HC 1.50%, 10/25/2049	2,995,669	2,387,174
Series 2014-95, Class ZC 3.00%, 01/25/2045	1,442,120	1,325,218
Series 2019-6, Class GJ 3.00%, 02/25/2049	209,631	204,244
Government National Mtg. Assoc. REMIC
Series 2021-215, Class KA 2.50%, 10/20/2049	4,216,962	3,780,738
Series 2005-74, Class HA 7.50%, 09/16/2035	112	113
Series 2005-74, Class HB 7.50%, 09/16/2035	7,148	7,161
Series 2005-74, Class HC 7.50%, 09/16/2035	14,729	14,759
		31,734,034
Total Collateralized Mortgage Obligations (cost $94,390,275)		92,992,458
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 71.3%
U.S. Government — 26.1%
United States Treasury Bonds
1.75%, 08/15/2041	570,000	386,754
1.88%, 02/15/2041	45,000	31,635
2.25%, 02/15/2052	1,427,100	885,192
2.38%, 05/15/2051	4,133,500	2,659,326
2.50%, 02/15/2045 to 05/15/2046	7,271,000	5,196,128
2.75%, 08/15/2047 to 11/15/2047	5,488,500	3,970,347
2.88%, 08/15/2045 to 05/15/2052	18,563,100	13,535,850
3.38%, 08/15/2042	9,620,400	8,196,881
3.63%, 02/15/2053 to 05/15/2053	9,303,400	7,687,927
3.88%, 02/15/2043 to 05/15/2043	17,407,600	15,784,013
4.00%, 11/15/2042 to 11/15/2052	11,914,200	10,834,439
4.13%, 08/15/2044 to 08/15/2053	6,132,200	5,556,853
4.25%, 02/15/2054 to 08/15/2054	7,438,300	6,866,238
4.38%, 08/15/2043	9,089,100	8,771,692
4.50%, 02/15/2044 to 11/15/2054	7,754,200	7,505,967
4.63%, 05/15/2044 to 02/15/2055	17,999,200	17,743,688
4.75%, 11/15/2043 to 05/15/2055	36,123,200	36,338,551
5.00%, 05/15/2045	8,537,000	8,865,141
United States Treasury Bonds TIPS
1.50%, 02/15/2053	18,713,318	14,970,295
United States Treasury Notes
1.63%, 05/15/2031	15,000	13,356
3.63%, 09/30/2031	2,021,200	1,997,514
3.75%, 05/31/2030 to 08/31/2031	1,017,800	1,016,873
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
3.88%, 11/30/2029 to 06/30/2030	$ 43,113,900	$ 43,381,420
4.00%, 03/31/2030 to 06/30/2032	38,045,000	38,461,423
4.13%, 11/30/2029 to 03/31/2032	5,747,400	5,834,964
4.25%, 01/31/2030 to 05/15/2035	34,178,400	34,705,151
4.38%, 12/31/2029	3,379,400	3,466,789
4.50%, 12/31/2031	1,124,300	1,163,299
		305,827,706
U.S. Government Agency — 45.2%
Federal Home Loan Mtg. Corp.
2.00%, 11/01/2041 to 04/01/2052	29,442,151	24,141,232
2.50%, 10/01/2031 to 10/01/2051	21,331,698	18,613,277
3.00%, 11/01/2046 to 12/01/2046	13,389,840	12,120,900
4.00%, 09/01/2026 to 05/01/2049	1,439,183	1,401,412
4.50%, 01/01/2038 to 08/01/2052	6,396,889	6,279,662
5.00%, 08/01/2052 to 01/01/2053	12,411,281	12,384,076
5.50%, 02/01/2053 to 09/01/2053	13,830,348	13,985,524
6.00%, 12/01/2039 to 06/01/2054	17,047,313	17,432,111
6.50%, 11/01/2053	6,935,584	7,191,445
7.50%, 05/01/2027	52	53
Federal National Mtg. Assoc.
1.50%, 11/01/2041	4,320,253	3,640,609
2.00%, 04/01/2041 to 09/01/2051	27,313,651	22,465,704
2.50%, 03/01/2030 to 07/01/2053	30,173,929	25,931,314
3.00%, 05/01/2027 to 11/01/2053	22,237,190	19,876,867
3.12%, 05/01/2033	2,319,765	2,161,130
3.50%, 08/01/2043 to 07/01/2051	10,200,944	9,455,899
4.00%, 09/01/2026 to 10/01/2052	3,890,101	3,748,565
4.50%, 05/01/2039 to 11/01/2052	4,233,470	4,168,998
5.00%, 08/01/2052 to 10/01/2052	1,729,616	1,727,771
5.50%, 03/01/2038 to 08/01/2053	7,016,710	7,120,653
6.00%, 09/01/2053	10,425,465	10,679,446
6.50%, 02/01/2038 to 10/01/2039	38,774	40,905
Government National Mtg. Assoc.
2.00%, 12/20/2050 to 02/20/2051	13,626,642	11,269,141
2.00%, October 30 TBA	16,000,000	13,222,230
2.50%, 08/20/2051 to 12/20/2052	16,391,877	14,127,169
2.50%, October 30 TBA	13,000,000	11,190,102
3.00%, 07/20/2051	7,964,368	7,116,711
3.00%, October 30 TBA	12,000,000	10,710,914
3.50%, 01/20/2052 to 03/20/2052	13,853,193	12,746,120
3.50%, October 30 TBA	4,000,000	3,646,464
4.00%, 02/15/2041 to 05/20/2052	2,758,923	2,626,380
4.00%, October 30 TBA	16,000,000	15,041,583
4.50%, 05/15/2040 to 08/20/2052	8,096,094	7,918,436
4.50%, October 30 TBA	6,000,000	5,817,610
5.00%, 07/15/2033 to 04/15/2041	603,098	612,104
5.00%, October 30 TBA	19,000,000	18,897,764
5.50%, 10/15/2032 to 04/15/2036	348,595	354,347
5.50%, October 30 TBA	27,000,000	27,200,942
6.00%, 06/15/2028 to 06/15/2041	1,722,013	1,798,917
6.00%, October 30 TBA	12,000,000	12,204,163
6.50%, 02/15/2027 to 05/15/2032	172,446	176,898
6.50%, October 30 TBA	2,000,000	2,054,042
7.00%, 11/15/2031 to 11/15/2033	26,762	27,684
8.00%, 10/15/2029 to 03/15/2031	30,763	31,310
Uniform Mtg. Backed Securities
1.50%, October 15 TBA	10,000,000	8,944,727
2.00%, October 15 TBA	18,000,000	16,539,259
2.00%, October 30 TBA	19,000,000	15,309,523
2.50%, October 30 TBA	8,000,000	6,738,717
5.00%, October 15 TBA	1,000,000	1,010,300
5.50%, October 15 TBA	1,000,000	1,021,953

SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio^
PORTFOLIO OF INVESTMENTS  — September 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
5.50%, October 30 TBA	$ 53,000,000	$ 53,436,612
6.00%, October 30 TBA	16,000,000	16,345,403
6.50%, October 30 TBA	5,000,000	5,166,918
		527,871,996
Total U.S. Government & Agency Obligations (cost $854,999,121)		833,699,702
Total Long-Term Investment Securities (cost $1,004,041,881)		980,170,209
SHORT-TERM INVESTMENTS — 34.9%
U.S. Government Agency — 25.6%
Federal Home Loan Bank Disc. Notes
3.80%, 03/18/2026	89,000,000	87,464,565
3.80%, 03/20/2026	100,000,000	98,254,375
4.15%, 11/26/2025	114,000,000	113,308,685
		299,027,625
U.S. Government — 9.3%
United States Treasury Bills
4.04%, 12/18/2025	110,000,000	109,078,412
Total Short-Term Investments (cost $407,293,641)		408,106,037
TOTAL INVESTMENTS (cost $1,411,335,522)	118.8%	1,388,276,246
Other assets less liabilities	(18.8)	(219,919,878)
NET ASSETS	100.0%	$1,168,356,368
FORWARD SALES CONTRACTS — (0.9)%
U.S. Government Agencies — (0.9)%
Uniform Mtg. Backed Securities — (0.9%)
3.00%, October 30 TBA	(6,000,000)	(5,269,207)
Security Description	Shares or Principal Amount	Value

Uniform Mtg. Backed Securities (continued)
4.00%, October 30 TBA	$ (1,000,000)	$ (942,363)
4.50%, October 30 TBA	(5,000,000)	(4,849,289)
Total Forward Sales Contracts (proceeds $(10,787,656))		$(11,060,859)
^	Prior to July 28, 2025, the Portfolio was known as SA Wellington Government and Quality Bond Portfolio.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Goldman Sachs Government and Quality Bond Portfolio has no right to demand registration of these securities. At September 30, 2025, the aggregate value of these securities was $106,631,799 representing 9.1% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at September 30, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
225	Long	U.S. Treasury Long Bonds	December 2025	$26,143,906	$26,233,594	$89,688
						Unrealized (Depreciation)
1,517	Long	U.S. Treasury 10 Year Notes	December 2025	$171,144,283	$170,662,500	$ (481,783)
549	Long	U.S. Treasury 2 Year Notes	December 2025	114,479,779	114,410,743	(69,036)
2,322	Long	U.S. Treasury 5 Year Notes	December 2025	254,545,665	253,551,516	(994,149)
1,312	Short	U.S. Treasury Ultra 10 Year Notes	December 2025	150,137,273	150,982,500	(845,227)
520	Short	U.S. Treasury Ultra Bonds	December 2025	61,492,379	62,432,500	(940,121)
						$(3,330,316)
		Net Unrealized Appreciation (Depreciation)				$(3,240,628)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio^
PORTFOLIO OF INVESTMENTS  — September 30, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$6,078,524	$—	$6,078,524
Asset Backed Securities	—	47,399,525	—	47,399,525
Collateralized Mortgage Obligations	—	92,992,458	—	92,992,458
U.S. Government & Agency Obligations	—	833,699,702	—	833,699,702
Short-Term Investments	—	408,106,037	—	408,106,037
Total Investments at Value	$—	$1,388,276,246	$—	$1,388,276,246
Other Financial Instruments:†
Futures Contracts	$89,688	$—	$—	$89,688
LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$11,060,859	$—	$11,060,859
Other Financial Instruments:†
Futures Contracts	$3,330,316	$—	$—	$3,330,316
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS  — September 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 101.2%
Aerospace/Defense — 0.8%
RTX Corp.	117,129	$ 19,599,196
Agriculture — 0.5%
Philip Morris International, Inc.	70,559	11,444,670
Apparel — 0.7%
On Holding AG, Class A†	399,537	16,920,392
Auto Manufacturers — 4.1%
Tesla, Inc.†	229,907	102,244,241
Commercial Services — 0.0%
Klarna Group PLC†	26,000	952,900
Computers — 5.4%
Apple, Inc.	480,409	122,326,544
Crowdstrike Holdings, Inc., Class A†	26,213	12,854,331
		135,180,875
Diversified Financial Services — 4.0%
Evercore, Inc., Class A	83,270	28,088,636
Interactive Brokers Group, Inc., Class A	547,945	37,704,096
Tradeweb Markets, Inc., Class A	313,378	34,778,690
		100,571,422
Electronics — 3.2%
Celestica, Inc.†	120,495	29,687,558
Flex, Ltd.†	568,136	32,934,844
Trimble, Inc.†	217,255	17,738,871
		80,361,273
Entertainment — 2.3%
DraftKings, Inc., Class A†	850,962	31,825,979
Live Nation Entertainment, Inc.†	165,658	27,068,517
		58,894,496
Healthcare-Products — 2.6%
Exact Sciences Corp.†	499,038	27,302,369
Natera, Inc.†	229,248	36,902,051
		64,204,420
Internet — 25.6%
Alphabet, Inc., Class A	666,391	161,999,652
Amazon.com, Inc.†	718,455	157,751,164
AppLovin Corp., Class A†	39,315	28,249,400
Chewy, Inc., Class A†	379,122	15,335,485
Meta Platforms, Inc., Class A	155,145	113,935,385
Netflix, Inc.†	72,489	86,908,512
Shopify, Inc., Class A†	161,231	23,960,539
Spotify Technology SA†	48,883	34,120,334
Zillow Group, Inc., Class C†	279,035	21,499,647
		643,760,118
Lodging — 1.1%
Marriott International, Inc., Class A	101,842	26,523,730
Machinery-Construction & Mining — 2.0%
GE Vernova, Inc.	60,814	37,394,529
Vertiv Holdings Co., Class A	86,662	13,073,829
		50,468,358
Media — 2.1%
Liberty Media Corp.-Liberty Formula One, Class C†	501,385	52,369,663
Mining — 0.3%
Cameco Corp.	100,090	8,393,547
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 4.1%
AbbVie, Inc.	162,519	$ 37,629,649
Eli Lilly & Co.	86,342	65,878,946
		103,508,595
Pipelines — 0.8%
Targa Resources Corp.	117,862	19,746,599
Private Equity — 2.0%
KKR & Co., Inc.	384,011	49,902,229
Retail — 1.5%
Dick's Sporting Goods, Inc.	82,011	18,224,485
Home Depot, Inc.	46,732	18,935,339
		37,159,824
Semiconductors — 21.7%
ARM Holdings PLC ADR†	222,130	31,429,174
Broadcom, Inc.	495,955	163,620,514
NVIDIA Corp.	1,880,297	350,825,814
		545,875,502
Software — 12.2%
DocuSign, Inc.†	264,092	19,038,392
HubSpot, Inc.†	28,218	13,200,380
Magic Leap, Inc., Class A†(1)(2)	186	89
Microsoft Corp.	244,329	126,550,206
Oracle Corp.	230,552	64,840,445
Palantir Technologies, Inc., Class A†	166,319	30,339,912
ROBLOX Corp., Class A†	94,884	13,143,332
ServiceNow, Inc.†	43,118	39,680,633
		306,793,389
Telecommunications — 3.4%
Arista Networks, Inc.†	404,241	58,901,956
Corning, Inc.	323,516	26,538,018
		85,439,974
Transportation — 0.8%
C.H. Robinson Worldwide, Inc.	147,255	19,496,562
Total Long-Term Investment Securities (cost $1,704,620,417)		2,539,811,975
REPURCHASE AGREEMENTS — 0.2%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$ 945,000	945,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	1,310,000	1,310,000
BNP Paribas SA Joint Repurchase Agreement(3)	1,295,000	1,295,000
Deutsche Bank AG Joint Repurchase Agreement(3)	945,000	945,000

SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS  — September 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
RBS Securities, Inc. Joint Repurchase Agreement(3)	$ 945,000	$ 945,000
Total Repurchase Agreements (cost $5,440,000)		5,440,000
TOTAL INVESTMENTS (cost $1,710,060,417)	101.4%	2,545,251,975
Other assets less liabilities	(1.4)	(34,454,692)
NET ASSETS	100.0%	$2,510,797,283
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Magic Leap, Inc., Class A	12/28/15	186	$2,157,962	$89	$0.48	0.0%
(3)	See Note 2 for details of Joint Repurchase Agreements.
ADR—American Depositary Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Software	$306,793,300	$—	$89	$306,793,389
Other Industries	2,233,018,586	—	—	2,233,018,586
Repurchase Agreements	—	5,440,000	—	5,440,000
Total Investments at Value	$2,539,811,886	$5,440,000	$89	$2,545,251,975
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS  — September 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 63.7%
Aerospace/Defense — 2.3%
BAE Systems PLC	39,502	$ 1,093,869
Boeing Co.†	8,073	1,742,396
Rheinmetall AG	495	1,153,302
		3,989,567
Agriculture — 0.7%
British American Tobacco PLC	22,187	1,177,756
Apparel — 0.8%
adidas AG	6,911	1,455,627
Auto Manufacturers — 1.3%
Ferrari NV	2,590	1,251,590
Tesla, Inc.†	2,266	1,007,735
		2,259,325
Banks — 4.4%
Citizens Financial Group, Inc.	25,533	1,357,334
HDFC Bank, Ltd. ADR	35,284	1,205,302
Societe Generale SA	23,187	1,534,272
Sumitomo Mitsui Trust Group, Inc.	41,200	1,197,679
Wells Fargo & Co.	29,433	2,467,074
		7,761,661
Chemicals — 0.8%
Linde PLC	2,989	1,427,558
Computers — 1.9%
Apple, Inc.	12,989	3,307,389
Cosmetics/Personal Care — 1.6%
Haleon PLC	272,112	1,216,462
Unilever PLC	27,088	1,602,948
		2,819,410
Distribution/Wholesale — 2.1%
ITOCHU Corp.	24,300	1,384,534
RB Global, Inc.	11,530	1,248,855
WESCO International, Inc.	5,031	1,064,057
		3,697,446
Diversified Financial Services — 1.8%
Nasdaq, Inc.	14,116	1,248,560
Visa, Inc., Class A	5,730	1,956,108
		3,204,668
Electric — 0.6%
E.ON SE	54,322	1,021,385
Entertainment — 0.7%
Live Nation Entertainment, Inc.†	7,375	1,205,075
Environmental Control — 1.2%
Clean Harbors, Inc.†	6,007	1,394,946
GFL Environmental, Inc.	14,240	674,691
		2,069,637
Food — 0.8%
US Foods Holding Corp.†	17,776	1,361,997
Gas — 0.8%
Atmos Energy Corp.	7,849	1,340,217
Healthcare-Products — 1.5%
IDEXX Laboratories, Inc.†	1,592	1,017,113
Thermo Fisher Scientific, Inc.	3,212	1,557,884
		2,574,997
Security Description	Shares or Principal Amount	Value

Healthcare-Services — 0.5%
Elevance Health, Inc.	2,655	$ 857,884
Home Furnishings — 0.8%
Sony Group Corp.	49,100	1,414,051
Insurance — 2.7%
AIA Group, Ltd.	141,200	1,354,491
Allianz SE	3,209	1,346,515
Berkshire Hathaway, Inc., Class B†	3,822	1,921,472
Sony Financial Holdings, Inc.†	49,100	54,450
		4,676,928
Internet — 10.8%
Alphabet, Inc., Class C	21,862	5,324,490
Amazon.com, Inc.†	20,291	4,455,295
DoorDash, Inc., Class A†	3,806	1,035,194
MercadoLibre, Inc.†	468	1,093,688
Meta Platforms, Inc., Class A	1,780	1,307,196
Rakuten Group, Inc.†	193,800	1,257,928
Shopify, Inc., Class A†	7,958	1,182,292
Tencent Holdings, Ltd.	21,144	1,801,409
Uber Technologies, Inc.†	15,621	1,530,389
		18,987,881
Lodging — 0.7%
Accor SA	26,470	1,252,408
Machinery-Diversified — 1.7%
Deere & Co.	1,555	711,039
Ingersoll Rand, Inc.	16,311	1,347,615
Keyence Corp.	2,622	978,341
		3,036,995
Mining — 0.8%
Anglo American PLC	36,803	1,378,473
Miscellaneous Manufacturing — 0.8%
Siemens AG	5,115	1,376,408
Oil & Gas Services — 0.6%
Saipem SpA	358,550	1,034,288
Pharmaceuticals — 2.4%
AstraZeneca PLC	9,574	1,439,802
Eli Lilly & Co.	2,042	1,558,046
Teva Pharmaceutical Industries, Ltd. ADR†	60,375	1,219,575
		4,217,423
Pipelines — 0.8%
Targa Resources Corp.	8,061	1,350,540
Real Estate — 0.7%
Mitsui Fudosan Co., Ltd.	112,300	1,224,870
REITS — 0.7%
American Tower Corp.	6,354	1,222,001
Retail — 0.4%
Fast Retailing Co., Ltd.	2,601	792,163
Semiconductors — 9.1%
ASML Holding NV	2,141	2,081,547
Broadcom, Inc.	5,489	1,810,876
Infineon Technologies AG	30,391	1,184,595
NVIDIA Corp.	36,260	6,765,391
SK Hynix, Inc.	5,634	1,395,399
Taiwan Semiconductor Manufacturing Co., Ltd.	63,198	2,705,998
		15,943,806

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS  — September 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software — 4.8%
Microsoft Corp.	11,449	$ 5,930,009
Roper Technologies, Inc.	2,033	1,013,837
ServiceNow, Inc.†	1,681	1,546,991
		8,490,837
Telecommunications — 2.1%
KT Corp. ADR	63,000	1,228,500
Motorola Solutions, Inc.	2,650	1,211,819
Orange SA	74,112	1,201,625
		3,641,944
Total Common Stocks (cost $80,549,999)		111,572,615
CORPORATE BONDS & NOTES — 1.5%
Banks — 0.3%
Bank of America Corp.
4.62%, 05/09/2029	$ 115,000	116,425
Bank of New York Mellon Corp.
4.44%, 06/09/2028	175,000	176,200
Canadian Imperial Bank of Commerce
4.51%, 09/11/2027	125,000	125,378
Goldman Sachs Group, Inc.
4.48%, 08/23/2028	25,000	25,156
JPMorgan Chase & Co.
4.85%, 07/25/2028	95,000	96,256
State Street Corp.
5.27%, 08/03/2026	55,000	55,521
		594,936
Biotechnology — 0.0%
Amgen, Inc.
5.15%, 03/02/2028	50,000	51,167
Diversified Financial Services — 0.1%
American Express Co.
4.73%, 04/25/2029	75,000	76,182
Electric — 0.1%
Eversource Energy
4.75%, 05/15/2026	25,000	25,073
Pacific Gas & Electric Co.
6.15%, 03/01/2055	46,000	46,262
Southern California Edison Co.
5.90%, 03/01/2055	61,000	59,198
6.20%, 09/15/2055	9,000	9,073
Southern Co.
5.50%, 03/15/2029	80,000	83,182
		222,788
Environmental Control — 0.1%
Veralto Corp.
5.50%, 09/18/2026	80,000	80,966
Healthcare-Services — 0.0%
UnitedHealth Group, Inc.
1.25%, 01/15/2026	15,000	14,865
5.25%, 02/15/2028	40,000	41,072
		55,937
Insurance — 0.1%
New York Life Global Funding
5.00%, 06/06/2029*	125,000	128,547
Security Description		Shares or Principal Amount	Value

Machinery-Diversified — 0.0%
John Deere Capital Corp.
4.75%, 06/08/2026		$ 50,000	$ 50,301
Media — 0.1%
Comcast Corp.
Zero Coupon, 09/14/2026	EUR	100,000	114,887
Oil & Gas — 0.1%
Diamondback Energy, Inc.
5.20%, 04/18/2027		115,000	116,651
Pharmaceuticals — 0.1%
Eli Lilly & Co.
5.00%, 02/27/2026		150,000	150,023
Pfizer Investment Enterprises Pte., Ltd.
4.45%, 05/19/2026		75,000	75,147
			225,170
Pipelines — 0.2%
Columbia Pipelines Holding Co. LLC
6.06%, 08/15/2026*		50,000	50,673
Enbridge, Inc.
5.25%, 04/05/2027		85,000	86,285
Energy Transfer LP
5.20%, 04/01/2030		25,000	25,777
ONEOK, Inc.
4.25%, 09/24/2027		200,000	200,217
			362,952
Semiconductors — 0.0%
Intel Corp.
4.88%, 02/10/2026		60,000	60,121
Telecommunications — 0.3%
AT&T, Inc.
1.65%, 02/01/2028		80,000	75,737
Cisco Systems, Inc.
4.80%, 02/26/2027		80,000	80,960
NTT Finance Corp.
4.57%, 07/16/2027*		200,000	201,442
Verizon Communications, Inc.
2.10%, 03/22/2028		105,000	100,154
			458,293
Total Corporate Bonds & Notes (cost $2,583,872)			2,598,898
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 13.9%
U.S. Government — 13.9%
United States Treasury Bonds
1.38%, 11/15/2040		573,000	373,838
1.75%, 08/15/2041		1,733,000	1,175,868
2.00%, 08/15/2051		3,431,000	2,010,084
2.38%, 05/15/2051		59,000	37,958
3.00%, 02/15/2048		575,500	434,592
3.13%, 11/15/2041		251,000	209,075
3.50%, 02/15/2039		260,000	237,859
3.75%, 08/15/2041		403,000	366,242
4.50%, 02/15/2036		122,000	126,003
5.00%, 05/15/2037		271,000	290,542
United States Treasury Bonds TIPS
2.38%, 02/15/2055(1)		70,636	68,953
United States Treasury Notes
0.75%, 08/31/2026		465,000	452,550
1.25%, 08/15/2031		853,000	737,712
1.63%, 10/31/2026(2)		1,028,000	1,005,512

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS  — September 30, 2025— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
2.38%, 05/15/2029		$ 807,000	$ 771,820
3.50%, 01/31/2030(2)		2,486,000	2,464,927
3.75%, 05/15/2028		216,000	216,692
3.88%, 05/31/2027 to 06/30/2030		3,679,000	3,697,861
4.13%, 02/28/2027 to 11/15/2032		1,801,000	1,816,363
4.25%, 11/30/2026 to 05/15/2035		3,317,000	3,347,924
4.50%, 05/31/2029		1,883,000	1,935,812
4.63%, 02/15/2035		1,109,000	1,152,494
4.88%, 10/31/2028		1,397,000	1,446,768
Total U.S. Government & Agency Obligations (cost $24,983,862)			24,377,449
FOREIGN GOVERNMENT OBLIGATIONS — 13.2%
Sovereign — 13.2%
Commonwealth of Australia
1.00%, 12/21/2030	AUD	359,000	206,757
1.75%, 06/21/2051	AUD	468,000	164,955
1.75%, 06/21/2051	AUD	94,000	33,132
2.75%, 06/21/2035	AUD	34,000	19,742
4.75%, 06/21/2054	AUD	555,000	355,257
Czech Republic
1.50%, 04/24/2040	CZK	1,290,000	40,890
3.50%, 05/30/2035	CZK	720,000	31,940
Federal Republic of Germany
Zero Coupon, 08/15/2052	EUR	637,000	317,089
1.00%, 05/15/2038	EUR	440,000	412,204
2.20%, 02/15/2034	EUR	224,000	255,253
2.60%, 05/15/2041	EUR	203,000	224,405
Government of Canada
1.75%, 12/01/2053	CAD	180,000	86,781
2.75%, 03/01/2030	CAD	902,000	649,768
3.25%, 09/01/2028	CAD	211,000	154,644
3.25%, 06/01/2035	CAD	255,000	184,400
4.00%, 06/01/2041	CAD	158,000	121,257
Government of France
2.50%, 09/24/2027*	EUR	559,000	660,443
2.75%, 02/25/2029*	EUR	628,000	744,043
2.75%, 02/25/2030*	EUR	200,000	235,812
3.00%, 05/25/2033*	EUR	204,000	236,424
3.00%, 11/25/2034*	EUR	547,000	622,284
3.25%, 05/25/2055*	EUR	377,000	362,659
3.60%, 05/25/2042*	EUR	526,000	588,223
Government of Japan
0.40%, 12/20/2049	JPY	99,350,000	384,810
0.40%, 03/20/2056	JPY	37,200,000	121,668
0.50%, 12/20/2032	JPY	39,100,000	247,460
0.80%, 09/20/2047	JPY	88,350,000	408,978
1.00%, 03/20/2062	JPY	46,700,000	169,448
1.40%, 03/20/2035	JPY	47,650,000	315,888
2.30%, 03/20/2040	JPY	224,850,000	1,546,590
Government of Malaysia
3.52%, 04/20/2028	MYR	313,000	75,058
3.83%, 07/05/2034	MYR	132,000	32,185
3.89%, 08/15/2029	MYR	172,000	41,841
4.46%, 03/31/2053	MYR	144,000	36,797
Government of New Zealand
2.00%, 05/15/2032	NZD	340,000	176,571
2.75%, 05/15/2051	NZD	178,000	69,402
4.50%, 05/15/2030	NZD	131,000	79,621
4.50%, 05/15/2035	NZD	328,000	194,626
5.00%, 05/15/2054	NZD	142,000	81,556
Security Description		Shares or Principal Amount	Value

Sovereign (continued)
Kingdom of Belgium
2.60%, 10/22/2030*	EUR	223,000	$ 261,502
3.10%, 06/22/2035*	EUR	174,000	201,637
3.45%, 06/22/2043*	EUR	123,000	137,018
3.50%, 06/22/2055*	EUR	93,000	96,444
Kingdom of Denmark
4.50%, 11/15/2039	DKK	532,000	101,382
Kingdom of Norway
3.63%, 05/31/2039*	NOK	165,000	15,727
3.75%, 06/12/2035*	NOK	238,000	23,283
Kingdom of Spain
1.90%, 10/31/2052*	EUR	220,000	169,048
2.40%, 05/31/2028	EUR	346,000	407,836
2.70%, 01/31/2030	EUR	719,000	850,869
3.20%, 10/31/2035*	EUR	447,000	522,486
3.45%, 07/30/2043*	EUR	128,000	143,277
3.50%, 01/31/2041*	EUR	142,000	162,481
Kingdom of Sweden
2.25%, 05/11/2035	SEK	555,000	57,153
Kingdom of the Netherlands
Zero Coupon, 01/15/2038*	EUR	418,000	337,661
2.50%, 01/15/2030*	EUR	250,000	295,371
Republic of Austria
1.85%, 05/23/2049*	EUR	176,000	149,667
2.95%, 02/20/2035*	EUR	111,000	129,711
3.45%, 10/20/2030*	EUR	175,000	214,451
Republic of Finland
2.88%, 04/15/2029*	EUR	99,000	118,322
2.95%, 04/15/2055*	EUR	22,000	22,193
3.00%, 09/15/2035*	EUR	120,000	139,870
Republic of Hungary
4.50%, 03/23/2028	HUF	9,630,000	27,764
7.00%, 10/24/2035	HUF	5,750,000	17,465
Republic of Ireland
0.20%, 10/18/2030	EUR	191,000	200,256
3.15%, 10/18/2055	EUR	44,000	46,672
Republic of Italy
2.70%, 10/01/2030*	EUR	715,000	835,689
3.10%, 08/28/2026	EUR	1,009,000	1,195,613
3.25%, 11/15/2032*	EUR	268,000	316,414
3.85%, 10/01/2040*	EUR	793,000	920,233
4.10%, 04/30/2046*	EUR	30,000	35,067
4.65%, 10/01/2055*	EUR	134,000	162,432
Republic of Poland
1.75%, 04/25/2032	PLN	131,000	29,448
5.00%, 10/25/2034	PLN	114,000	30,540
5.00%, 10/25/2035	PLN	110,000	29,205
6.00%, 10/25/2033	PLN	223,000	64,305
Republic of Portugal
3.00%, 06/15/2035*	EUR	89,000	103,476
3.63%, 06/12/2054*	EUR	28,000	31,042
3.88%, 02/15/2030*	EUR	138,000	172,223
Republic of Singapore
2.75%, 04/01/2042	SGD	77,000	66,199
State of Israel
1.30%, 04/30/2032	ILS	122,000	31,323
United Kingdom Gilt Treasury
1.13%, 10/22/2073	GBP	300,000	123,220
3.25%, 01/31/2033	GBP	513,000	638,146
3.75%, 01/29/2038	GBP	397,000	473,415
4.00%, 10/22/2063	GBP	198,000	203,645
4.38%, 07/31/2054	GBP	365,400	411,156
4.50%, 03/07/2035	GBP	67,000	88,704

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS  — September 30, 2025— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
4.75%, 10/22/2043	GBP	346,000	$ 432,927
United Kingdom Gilt Treasury TIPS
1.13%, 09/22/2035(1)	GBP	242,099	309,223
1.13%, 11/22/2037(1)	GBP	50,205	62,116
1.75%, 09/22/2038(1)	GBP	90,912	119,086
United Mexican States
7.50%, 05/26/2033	MXN	2,077,900	107,117
7.75%, 11/23/2034	MXN	1,393,500	71,975
7.75%, 11/13/2042	MXN	3,565,700	169,353
8.00%, 07/31/2053	MXN	3,287,100	156,071
8.00%, 07/31/2053	MXN	576,900	27,391
8.50%, 02/28/2030	MXN	1,163,500	64,170
Total Foreign Government Obligations (cost $23,708,941)			23,021,331
UNAFFILIATED INVESTMENT COMPANIES — 2.2%
iShares China CNY Bond UCITS ETF (cost $3,816,314)		660,000	3,796,188
Total Long-Term Investment Securities (cost $135,642,988)			165,366,481
SHORT-TERM INVESTMENTS — 2.7%
Commercial Paper — 0.6%
American Electric Power Co, Inc.
4.23%, 10/10/2025*		$ 500,000	499,407
Electricite de France SA
4.22%, 10/21/2025*		300,000	299,222
TELUS Corp.
4.82%, 11/05/2025		300,000	298,570
			1,097,199
Sovereign — 1.6%
Government of Japan
0.40%, 10/14/2025	JPY	165,000,000	1,115,549
0.43%, 11/04/2025	JPY	150,450,000	1,016,905
0.43%, 12/15/2025	JPY	100,000,000	675,509
			2,807,963
U.S. Government — 0.5%
United States Treasury Bills
4.07%, 11/12/2025		888,000	883,855
Total Short-Term Investments (cost $4,797,742)			4,789,017
REPURCHASE AGREEMENTS — 1.5%
Bank of America Securities LLC Joint Repurchase Agreement(3)		460,000	460,000
Security Description	Shares or Principal Amount	Value

Barclays Capital, Inc. Joint Repurchase Agreement(3)	$ 640,000	$ 640,000
BNP Paribas SA Joint Repurchase Agreement(3)	630,000	630,000
Deutsche Bank AG Joint Repurchase Agreement(3)	460,000	460,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	460,000	460,000
Total Repurchase Agreements (cost $2,650,000)		2,650,000
TOTAL INVESTMENTS (cost $143,090,730)	98.7%	172,805,498
Other assets less liabilities	1.3	2,262,037
NET ASSETS	100.0%	$175,067,535
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Wellington Strategic Multi-Asset Portfolio has no right to demand registration of these securities. At September 30, 2025, the aggregate value of these securities was $10,345,904 representing 5.9% of net assets.
(1)	Principal amount of security is adjusted for inflation.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund
TIPS—Treasury Inflation Protected Securities
AUD—Australian Dollar
CAD—Canadian Dollar
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HUF—Hungarian Forint
ILS—Israeli New Sheqel
JPY—Japanese Yen
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	Canada 10 Year Bonds	December 2025	$ 87,469	$ 87,993	$ 524
6	Long	Euro-BOBL	December 2025	829,854	829,889	35
3	Long	U.S. Treasury Long Bonds	December 2025	346,766	349,782	3,016
44	Short	Australian 3 Year Bonds	December 2025	3,119,764	3,110,645	9,119
1	Short	Euro-BTP	December 2025	141,502	140,698	804
5	Short	U.S. Treasury 10 Year Notes	December 2025	565,464	562,500	2,964
2	Short	U.S. Treasury 2 Year Notes	December 2025	417,047	416,797	250
6	Short	U.S. Treasury 5 Year Notes	December 2025	655,415	655,172	243
						$16,955

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS  — September 30, 2025— (unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
13	Long	Australian 10 Year Bonds	December 2025	$ 976,557	$ 975,062	$ (1,495)
14	Long	Euro-Schatz	December 2025	1,759,549	1,758,399	(1,150)
6	Long	Mini 10 Year Japanese Government Bond	December 2025	556,324	550,806	(5,518)
3	Long	Short-Term Euro-BTP	December 2025	380,190	380,164	(26)
4	Short	Euro Buxl 30 Year Bonds	December 2025	523,703	537,621	(13,918)
2	Short	Euro-OAT	December 2025	281,901	284,942	(3,041)
14	Short	Long Gilt	December 2025	1,704,918	1,710,390	(5,472)
26	Short	U.S. Treasury Ultra 10 Year Notes	December 2025	2,974,509	2,992,031	(17,522)
7	Short	U.S. Treasury Ultra Bonds	December 2025	832,449	840,438	(7,989)
						$(56,131)
		Net Unrealized Appreciation (Depreciation)				$(39,176)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	BRL	80,000	USD	14,780	10/02/2025	$ —	$ (251)
	KRW	42,080,000	USD	30,081	11/04/2025	73	—
	USD	46,365	AUD	70,000	11/04/2025	—	(24)
	USD	15,042	BRL	80,000	10/02/2025	—	(10)
						73	(285)
Barclays Bank PLC	AUD	593,000	USD	391,582	11/04/2025	—	(992)
	CAD	40,000	USD	28,809	11/04/2025	21	—
	CZK	1,543,000	USD	75,098	11/04/2025	623	—
	JPY	4,500,000	USD	30,388	11/04/2025	—	(146)
	SEK	420,000	USD	44,704	11/04/2025	—	(4)
	THB	570,000	USD	17,921	11/04/2025	285	—
	USD	52,827	AUD	80,000	11/04/2025	134	—
	USD	58,631	EUR	50,000	11/04/2025	189	—
	USD	59,421	JPY	8,800,000	11/04/2025	291	—
						1,543	(1,142)
BNP Paribas SA	DKK	628,000	USD	99,535	11/04/2025	533	—
	JPY	4,400,000	USD	29,939	11/04/2025	82	—
	SGD	141,000	USD	110,189	11/04/2025	596	—
	USD	29,749	GBP	22,000	11/04/2025	—	(156)
	USD	14,437	NZD	25,000	11/04/2025	75	—
						1,286	(156)
Citibank, N.A.	AUD	25,000	USD	16,459	11/04/2025	—	(91)
	EUR	46,000	USD	54,158	11/04/2025	44	—
	JPY	6,600,000	USD	44,298	11/04/2025	—	(487)
						44	(578)
Credit Agricole SA	EUR	38,000	USD	44,676	11/04/2025	—	(27)
	USD	45,890	EUR	39,000	11/04/2025	—	(10)
						—	(37)
Deutsche Bank AG	AUD	45,000	USD	29,818	11/04/2025	27	—
	EUR	11,455,000	USD	13,547,683	11/04/2025	72,019	—
	MXN	4,253,000	USD	231,073	11/04/2025	—	(350)
	SEK	864,000	USD	92,996	11/04/2025	1,024	—
	USD	32,761	AUD	50,000	11/04/2025	339	—
	USD	62,835	CHF	50,000	11/04/2025	225	—
	USD	191,595	EUR	162,000	11/04/2025	—	(1,019)
	USD	18,962	MXN	349,000	11/04/2025	29	—
	USD	86,880	NZD	150,000	11/04/2025	194	—
	USD	29,911	SEK	280,000	11/04/2025	—	(105)
						73,857	(1,474)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS  — September 30, 2025— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Goldman Sachs International	BRL	155,000	USD	28,960	10/02/2025	$ —	$ (163)
	CHF	295,000	USD	374,022	11/04/2025	1,965	—
	EUR	25,000	USD	29,256	11/04/2025	—	(154)
	GBP	2,155,000	USD	2,910,830	11/04/2025	12,063	—
	HUF	15,372,000	USD	46,551	11/04/2025	369	—
	ILS	100,000	USD	29,857	11/04/2025	—	(335)
	JPY	15,400,000	USD	103,846	11/04/2025	—	(652)
	PLN	581,000	USD	161,078	11/04/2025	1,299	—
	USD	16,361	AUD	25,000	11/04/2025	189	—
	USD	28,413	BRL	155,000	10/02/2025	711	—
	USD	43,653	BRL	235,000	11/04/2025	148	—
	USD	31,389	CHF	25,000	11/04/2025	141	—
	USD	17,939	CLP	17,100,000	11/04/2025	—	(150)
	USD	118,865	GBP	88,000	11/04/2025	—	(493)
	USD	59,243	JPY	8,800,000	11/04/2025	470	—
	USD	14,860	SEK	140,000	11/04/2025	42	—
						17,397	(1,947)
HSBC Bank PLC	JPY	165,000,000	USD	1,133,318	10/14/2025	16,172	—
	MXN	6,380,000	USD	346,545	11/04/2025	—	(617)
	MYR	762,000	USD	181,766	11/04/2025	653	—
	USD	28,408	MXN	523,000	11/04/2025	51	—
						16,876	(617)
Morgan Stanley & Co. International PLC	AUD	25,000	USD	16,410	11/04/2025	—	(140)
	CHF	120,000	USD	151,318	11/04/2025	—	(27)
	EUR	26,000	USD	30,588	11/04/2025	2	—
	JPY	479,515,000	USD	3,258,979	11/04/2025	5,216	—
	MXN	270,000	USD	14,689	11/04/2025	—	(3)
	NZD	275,000	USD	160,684	11/04/2025	1,049	—
	SEK	280,000	USD	30,080	11/04/2025	274	—
	USD	15,395	EUR	13,000	11/04/2025	—	(102)
	USD	29,567	GBP	22,000	11/04/2025	26	—
	USD	14,809	HUF	4,900,000	11/04/2025	—	(88)
	USD	220,777	JPY	32,566,000	11/04/2025	201	—
	USD	28,871	NZD	50,000	11/04/2025	154	—
	USD	14,897	SEK	140,000	11/04/2025	6	—
						6,928	(360)
Royal Bank of Canada	CAD	1,724,190	USD	1,249,573	11/04/2025	8,645	—
	GBP	22,000	USD	29,743	11/04/2025	150	—
	JPY	6,700,000	USD	45,267	11/04/2025	—	(196)
	SEK	280,000	USD	29,928	11/04/2025	122	—
	USD	28,782	CAD	40,000	11/04/2025	7	—
	USD	29,493	JPY	4,400,000	11/04/2025	363	—
						9,287	(196)
State Street Bank & Trust Co.	BRL	80,000	USD	14,977	10/02/2025	—	(54)
	JPY	154,950,000	USD	1,039,221	11/04/2025	—	(12,197)
	TWD	890,000	USD	29,477	11/04/2025	201	—
	USD	14,967	BRL	80,000	10/02/2025	64	—
	USD	88,900	CHF	70,000	11/04/2025	—	(615)
	USD	30,230	KRW	42,080,000	11/04/2025	—	(222)
						265	(13,088)
Toronto Dominion Bank	AUD	593,000	USD	391,131	11/04/2025	—	(1,442)
	GBP	22,000	USD	29,569	11/04/2025	—	(24)
	USD	53,426	AUD	81,000	11/04/2025	197	—
	USD	56,636	CHF	45,000	11/04/2025	119	—
						316	(1,466)
UBS AG	CNH	510,000	USD	71,904	11/04/2025	226	—
	NOK	332,000	USD	33,629	11/04/2025	354	—
	NZD	993,000	USD	582,379	11/04/2025	5,952	—

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS  — September 30, 2025— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	116,456	CNH	826,000	11/04/2025	$ —	$ (366)
	USD	44,568	NOK	440,000	11/04/2025	—	(469)
	USD	150,837	NZD	257,189	11/04/2025	—	(1,542)
						6,532	(2,377)
Westpac Banking Corp.	JPY	100,000,000	USD	684,145	12/15/2025	2,884	—
Unrealized Appreciation (Depreciation)						$137,288	$(23,723)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Yuan Renminbi Offshore
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HUF—Hungarian Forint
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thailand Baht
TWD—New Taiwan Dollar
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$111,572,615	$—	$—	$111,572,615
Corporate Bonds & Notes	—	2,598,898	—	2,598,898
U.S. Government & Agency Obligations	—	24,377,449	—	24,377,449
Foreign Government Obligations	—	23,021,331	—	23,021,331
Unaffiliated Investment Companies	3,796,188	—	—	3,796,188
Short-Term Investments	—	4,789,017	—	4,789,017
Repurchase Agreements	—	2,650,000	—	2,650,000
Total Investments at Value	$115,368,803	$57,436,695	$—	$172,805,498
Other Financial Instruments:†
Futures Contracts	$16,955	$—	$—	$16,955
Forward Foreign Currency Contracts	—	137,288	—	137,288
Total Other Financial Instruments	$16,955	$137,288	$—	$154,243
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$56,131	$—	$—	$56,131
Forward Foreign Currency Contracts	—	23,723	—	23,723
Total Other Financial Instruments	$56,131	$23,723	$—	$79,854
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2025 — (unaudited)

Note 1 — Security Valuation
     In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
    Level 1 — Unadjusted quoted prices in active markets for identical securities
    Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”)
    Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of September 30, 2025, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
    As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities are generally categorized as Level 2.
    Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. Typically, these securities are valued assuming orderly transactions of institutional round lot sizes, but a Portfolio may hold or, from time to time, transact in such securities in smaller, odd lot sizes in which case they may be fair valued in accordance with pricing procedures adopted by the Board.
    Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
    Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
    Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2025 — (unaudited) — (continued)

by independent pricing services, which are derived using daily swap curves and models that incorporate market data and discounted cash flows and are generally categorized as Level 2. Total return and contracts for difference swap agreements are valued utilizing quotes received daily by independent pricing services, which are derived using models that incorporate market trades and fair value of the underlying reference instrument and are generally categorized as Level 2.  Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
    Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. Because there is no single standard for making fair value determinations, the Portfolios’ fair determinations may vary from fair value determinations made by other funds for the same securities.
    The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all portfolio investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
Note 2 — Repurchase Agreements
    As of September 30, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	43.21%	$945,000
SA Wellington Strategic Multi-Asset Portfolio	21.03	460,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Bank of America Securities LLC, dated September 30, 2025, bearing interest at a rate of 4.19% per annum, with a principal amount of $2,187,000, a repurchase price of $2,187,255, and a maturity date of October 1, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.13%	02/15/2031	$2,546,000	$2,228,027
    As of September 30, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	43.67%	$1,310,000
SA Wellington Strategic Multi-Asset Portfolio	21.33	640,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Barclays Capital, Inc., dated September 30, 2025, bearing interest at a rate of 4.20% per annum, with a principal amount of $3,000,000, a repurchase price of $3,000,350, and a maturity date of October 1, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.38%	05/15/2034	$2,942,000	$3,060,030
    As of September 30, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	43.17%	$1,295,000
SA Wellington Strategic Multi-Asset Portfolio	21.00	630,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2025 — (unaudited) — (continued)

    BNP Paribas SA, dated September 30, 2025, bearing interest at a rate of 4.20% per annum, with a principal amount of $3,000,000, a repurchase price of $3,000,050, and a maturity date of October 1, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	2.25%	05/15/2041	$4,088,600	$3,068,617
    As of September 30, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	43.23%	$945,000
SA Wellington Strategic Multi-Asset Portfolio	21.04	460,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Deutsche Bank AG, dated September 30, 2025, bearing interest at a rate of 4.20% per annum, with a principal amount of $2,186,000, a repurchase price of $2,186,255, and a maturity date of  October 1, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.38%	12/31/2029	$2,172,000	$2,252,011
    As of September 30, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	43.21%	$945,000
SA Wellington Strategic Multi-Asset Portfolio	21.03	460,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    RBS Securities, Inc., dated September 30, 2025, bearing interest at a rate of 4.19% per annum, with a principal amount of $2,187,000 a repurchase price of $2,187,255, and a maturity date of October 1, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.75%	08/31/2031	$2,235,000	$2,232,050
Note 3 — Derivative Instruments
    Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2025 — (unaudited) — (continued)

    The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.
    Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.
    The following table represents the Portfolio's objectives for using derivative instruments for the period ended September 30, 2025:
	Objectives for Using Derivatives
Portfolio	Futures Contracts	Forward Foreign Currency Contracts
SA Goldman Sachs Government and Quality Bond	1	-
SA Wellington Strategic Multi-Asset	1, 2	2

(1)	To manage interest rate risk and the duration of the portfolio.
(2)	To manage foreign currency exchange rate risk.
ADDITIONAL INFORMATION
    Additional information is available in the Trust’s Annual and Semiannual financial statements which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.